PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Balance at beginning of period	$ 4,025
Impairment		$ (118)	$ (24)
Initially consolidated company		801
Balance at end of period	4,652	4,025
Cost
Property and equipment
Balance at beginning of period	79,679	76,648
Additions during the year	1,660	633
Disposals during the year	(1,176)	(559)
Transfer from inventory, net	564	422
Currency translation differences	(8,876)	1,734
Balance at end of period	71,851	79,679	76,648
Accumulated depreciation
Property and equipment
Balance at beginning of period	(75,654)	(73,297)
Additions during the year	1,109	1,003
Disposals during the year	1,124	260
Impairment - reversal		118
Transfer from inventory, net	7	4
Currency translation differences	(8,447)	1,728
Balance at end of period	(67,199)	(75,654)	(73,297)
Computers and peripheral equipment
Property and equipment
Balance at beginning of period	1,042
Initially consolidated company		102
Balance at end of period	1,035	1,042
Computers and peripheral equipment | Cost
Property and equipment
Balance at beginning of period	18,334	17,537
Additions during the year	479	478
Disposals during the year	(4)
Currency translation differences	(1,953)	217
Balance at end of period	16,856	18,334	17,537
Computers and peripheral equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(17,292)	(16,643)
Additions during the year	385	422
Disposals during the year	4
Currency translation differences	(1,852)	227
Balance at end of period	(15,821)	(17,292)	(16,643)
Medical equipment
Property and equipment
Balance at beginning of period	132
Initially consolidated company		128
Balance at end of period	107	132
Medical equipment | Cost
Property and equipment
Balance at beginning of period	6,150	5,821
Additions during the year	31
Currency translation differences	(715)	201
Balance at end of period	5,466	6,150	5,821
Medical equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(6,018)	(5,800)
Additions during the year	42	21
Currency translation differences	(701)	197
Balance at end of period	(5,359)	(6,018)	(5,800)
Office furniture and equipment
Property and equipment
Balance at beginning of period	594
Initially consolidated company		149
Balance at end of period	587	594
Office furniture and equipment | Cost
Property and equipment
Balance at beginning of period	2,350	2,168
Additions during the year	153	27
Disposals during the year	(64)
Currency translation differences	(241)	6
Balance at end of period	2,198	2,350	2,168
Office furniture and equipment | Accumulated depreciation
Property and equipment
Balance at beginning of period	(1,756)	(1,645)
Additions during the year	100	96
Disposals during the year	64
Currency translation differences	(181)	15
Balance at end of period	(1,611)	(1,756)	(1,645)
Motor vehicles and ambulances
Property and equipment
Balance at beginning of period	359
Initially consolidated company		63
Balance at end of period	287	359
Motor vehicles and ambulances | Cost
Property and equipment
Balance at beginning of period	2,498	2,349
Additions during the year	4	6
Disposals during the year	(2)
Currency translation differences	(290)	80
Balance at end of period	2,210	2,498	2,349
Motor vehicles and ambulances | Accumulated depreciation
Property and equipment
Balance at beginning of period	(2,139)	(2,040)
Additions during the year	36	29
Disposals during the year	2
Currency translation differences	(250)	70
Balance at end of period	(1,923)	(2,139)	(2,040)
Leasehold improvements
Property and equipment
Balance at beginning of period	625
Initially consolidated company		359
Balance at end of period	984	625
Leasehold improvements | Cost
Property and equipment
Balance at beginning of period	3,777	3,241
Additions during the year	598	73
Currency translation differences	(445)	104
Balance at end of period	3,930	3,777	3,241
Leasehold improvements | Accumulated depreciation
Property and equipment
Balance at beginning of period	(3,152)	(2,992)
Additions during the year	158	59
Currency translation differences	(364)	101
Balance at end of period	(2,946)	(3,152)	(2,992)
Devices on loan
Property and equipment
Balance at beginning of period	1,273
Balance at end of period	1,652	1,273
Devices on loan | Cost
Property and equipment
Balance at beginning of period	46,570	45,532
Additions during the year	395	49
Disposals during the year	(1,106)	(559)
Transfer from inventory, net	564	422
Currency translation differences	(5,232)	1,126
Balance at end of period	41,191	46,570	45,532
Devices on loan | Accumulated depreciation
Property and equipment
Balance at beginning of period	(45,297)	(44,177)
Additions during the year	388	376
Disposals during the year	1,054	260
Impairment - reversal		118
Transfer from inventory, net	7	4
Currency translation differences	(5,099)	1,118
Balance at end of period	$ (39,539)	$ (45,297)	$ (44,177)